Capital Management - Detailed Information About Capital Computation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital Management [Abstract]
Equity	$ 2,442,461	$ 2,351,780
Loans and borrowings	924,980	828,024
Equity and borrowings	3,367,441	3,179,804
Less: cash and cash equivalents	(191,995)	(200,769)	$ (310,073)
Total	$ 3,175,446	$ 2,979,035